Notes to the interim condensed consolidated statement of (income) loss	6 Months Ended
Jun. 30, 2024
Notes to the interim condensed consolidated statement of (income) loss
Notes to the interim condensed consolidated statement of (income) loss

Note 5.    Notes to the interim condensed consolidated statement of (income) loss

5.1Revenues and other income

For the six months ended June 30, 2024, and June 30, 2023

Operating income	Six months ended
In thousands of euros	June 30, 2024	June 30, 2023
Revenue	41	1,901
Total revenue	41	1,901
Tax credits	2,630	3,631
Subsidies	5	3
Other	58	1,087
Other income	2,693	4,721
Total revenue and other income	2,734	6,622

Other operating income

The Research Tax Credit (“CIR”) generated over the first six months of the fiscal year amounts to €2.7 million in 2024 as in 2023.

As of June 30, 2023, other operating income are composed of:

●	The R&D Tax Research Credit from Inventiva Inc amounting to €1.0 million, compared to €0.8 million in tax income as of June 30, 2024;
●	The re-invoicing to CTTQ for a portion of the expenses incurred, amounting to €0.3 million as of June 30, 2023, under Phase I of the ongoing Phase III pharmacological clinical trial NATiV3, and the re-invoicing to CTTQ for specific expenses related to CRO provisions amounting to €0.7 million, compared to €2.6 million in CTTQ re-invoicing as of June 30, 2024, accounted as a reduction in research and development expenses.

5.2Operating expenses

For the six months ended June 30, 2024 and June 30, 2023

	Research and	Marketing –	General and
Six months ended June 30, 2024	development	Business	administrative
In thousands of euros	costs	development	expenses	Total
Disposables	(887)	—	—	(887)
Energy and liquids	(447)	—	—	(447)
Patents	(643)	—	—	(643)
Studies	(34,073)	—	—	(34,073)
Maintenance	(526)	—	—	(526)
Fees	(118)	(2)	(2,675)	(2,795)
IT systems	(405)	(6)	(33)	(444)
Support costs (including taxes)	—	—	(375)	(375)
Personnel costs	(7,637)	(153)	(2,600)	(10,391)
Depreciation, amortization and provisions	(1,732)	—	(122)	(1,854)
Insurances	—	—	(921)	(921)
Other operating expenses	(352)	(437)	(975)	(1,764)
Total operating expenses	(46,822)	(598)	(7,701)	(55,122)

	Research and	Marketing –	General and
Six months ended June 30, 2023	development	Business	administrative
en milliers d'euros	costs	development	expenses	Total
Disposables	(943)	—	—	(943)
Energy and liquids	(479)	—	—	(479)
Patents	(257)	—	—	(257)
Studies	(42,847)	—	—	(42,847)
Maintenance	(459)	—	—	(459)
Fees	(61)	—	(1,884)	(1,945)
IT systems	(440)	(9)	(50)	(498)
Support costs (including taxes)	—	—	(343)	(343)
Personnel costs	(7,065)	(126)	(2,347)	(9,538)
Depreciation, amortization and provisions	(1,061)	—	(104)	(1,166)
Insurances	—	—	(1,121)	(1,121)
Other operating expenses	(450)	(570)	(964)	(1,985)
Total operating expenses	(54,062)	(705)	(6,812)	(61,580)

Personnel costs and headcount

		Marketing -
	Research and	Business	General and
Six months ended June 30, 2024	development	development	administrative
In thousands of euros	costs	expenses	expenses	Total
Wages, salaries and similar costs	(4,824)	(120)	(1,237)	(6,181)
Payroll taxes	(1,312)	(10)	(563)	(1,886)
Provisions for retirement benefit obligations	(51)	—	(35)	(86)
Share-based payments	(1,450)	(24)	(765)	(2,238)
Total personnel costs	(7,637)	(153)	(2,600)	(10,391)

The Company has 123 employees as of June 30, 2024, of which 112 are employed by Inventiva S.A. and 11 are employed by Inventiva Inc.

		Marketing -
	Research and	Business	General and
Six months ended June 30, 2023	development	development	administrative
In thousands of euros	costs	expenses	expenses	Total
Wages, salaries and similar costs	(4,399)	(104)	(1,191)	(5,694)
Payroll taxes	(1,222)	(10)	(476)	(1,708)
Provisions for retirement benefit obligations	(61)	—	(29)	(90)
Share-based payments	(1,383)	(13)	(650)	(2,046)
Total personnel costs	(7,065)	(126)	(2,347)	(9,538)

The Company had 117 employees as of June 30, 2023, including 105 people employed by Inventiva S.A. and 12 people employed by Inventiva Inc.

5.3Other operating income and expenses

Other operating income and expenses break down as follows:

	Six months ended
In thousands of euros	June 30, 2024	June 30, 2023
Other operating income	160	—
Other operating expenses	(22)	(44)
Other operating income and expenses	138	(44)

5.4Financial income and expenses

For the six months ended June 30, 2024 and June 30, 2023

	Six months ended
In thousands of euros	June 30, 2024	June 30, 2023
Income from cash equivalents	430	564
Foreign exchange gains	157	187
Gain on fair value variation	8,506	1,623
Total financial income	9,093	2,373
Interest cost	(5,218)	(1,941)
Foreign exchange losses	(323)	(683)
Other financial expenses	(46)	(23)
Total financial expenses	(5,586)	(2,646)
Net financial income	3,507	(273)

In the first six months of 2024, financial income is mainly composed of a €8.5 million change in fair value of the EIB Warrants issued in connection with Tranches A and B.

Financial expenses mainly include exchange losses, financial interests related to PGE and PPR credit agreements and the financing agreement with the EIB, and financial interests related to lease liabilities.

5.5Share of net profit – Equity method

The tables below provide the summarized statement of income (loss) for the associate Hepalys. The information disclosed reflects the amounts presented in the financial statements of Hepalys and not the Company's share of those amounts. They have been amended to reflect adjustments made by the Company when using the equity method, in this case fair value adjustments. The tables below provide also the reconciliation between Hepalys' loss and the share of net loss recognized in the Company statement of financial position.

(in thousands of euros) For the period started January 1, 2024, to June 30, 2024
Research and development costs	(51)
General and administrative expenses	(1,475)
Net operating loss	(1,526)
Financial income	20
Financial expenses	(3)
Net financial income	17
Income (expense) tax	—
Net loss for the period	(1,509)
Exchange difference on translation of foreign operations	(1,964)
Items that will be reclassified subsequently to profit or loss	(3,473)
Total comprehensive loss	(3,473)
Group's share in	14.64%
Share of net profit	235
Elimination of downstream sales	(66)
Share of net profit - Equity method	168

In 2024, Hepalys did not generate any sales.

5.6Income tax

The income tax calculation for interim periods is set out in Note 3.3 – Specific disclosure requirements for unaudited interim financial statements.

As the imputation of tax benefits on tax losses of Inventiva S.A., at short or mid-term, were considered unlikely due to the growth phase of the Company and regarding the nil projected tax rate as of December 31, 2024, no current taxes were recorded as of June 30, 2024, for Inventiva S.A.

The €119 thousand income tax recorded was related Inventiva Inc.

5.7Basic and diluted loss per share

Basic earnings (loss) per share are calculated by dividing net income (loss) attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the six-month period ended June 30, 2024.

For the six months ended June 30, 2024 and June 30, 2023

	Six months ended
	June 30, 2024	June 30, 2023
Net loss for the period	(49,029)	(55,269)
Weighted average number of shares outstanding used to calculate basic/diluted loss per share(1)	51,982,093	42,044,796
Basic/diluted loss per share	(0.94)	(1.31)
(1)	In accordance with IAS 33.19, basic/diluted earnings per share exclude treasury shares held by the Group as of June 30, 2024 and 2023.

As a loss was recorded in the first six months of 2024 and 2023, diluted earnings (loss) per share are the same as basic earnings (loss) per share. Share-based payment plans (BSAs, BSPCEs, AGAs and PAGUP) are not included as their effects would be anti-dilutive.